Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Apr. 30, 2025	Mar. 31, 2025	Feb. 28, 2025	Jan. 31, 2025	Dec. 31, 2024	Nov. 30, 2024	Oct. 31, 2024	Sep. 30, 2024	Aug. 31, 2024	Jul. 31, 2024	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Mar. 11, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Sep. 30, 2023	Aug. 31, 2023	Jul. 31, 2023	Jun. 30, 2023	May 31, 2023	Apr. 30, 2023	Mar. 31, 2023	Feb. 28, 2023	Jan. 31, 2023	Dec. 31, 2022	Nov. 30, 2022	Oct. 31, 2022	Sep. 30, 2022	Aug. 31, 2022	Jul. 31, 2022	Jun. 30, 2022	May 31, 2022	Apr. 30, 2022	Mar. 31, 2022	Feb. 28, 2022	Jan. 31, 2022	Dec. 31, 2021	Nov. 30, 2021	Oct. 31, 2021	Sep. 30, 2021	Aug. 31, 2021	Jul. 31, 2021	Jun. 30, 2021	May 31, 2021	Apr. 30, 2021	Mar. 31, 2021	Feb. 28, 2021	Jan. 31, 2021	Dec. 31, 2020	Nov. 30, 2020	Oct. 31, 2020	Sep. 30, 2020	Aug. 31, 2020	Jul. 31, 2020	Jun. 30, 2020	May 31, 2020	Apr. 30, 2020	Mar. 31, 2020	Feb. 29, 2020	Jan. 31, 2020	Dec. 31, 2019	Nov. 30, 2019	Oct. 31, 2019	Sep. 30, 2019	Aug. 31, 2019	Jul. 31, 2019	Jun. 30, 2019	May 31, 2019	Apr. 30, 2019	Mar. 31, 2019	Feb. 28, 2019	Jan. 31, 2019	Dec. 31, 2018	Nov. 30, 2018	Oct. 31, 2018	Sep. 30, 2018	Aug. 31, 2018	Jul. 31, 2018	Jun. 30, 2018	Jun. 12, 2018	May 31, 2018	Apr. 30, 2018	Mar. 31, 2018	Feb. 28, 2018	Jan. 31, 2018	Dec. 31, 2017	Nov. 30, 2017	Oct. 31, 2017	Sep. 30, 2017	Aug. 31, 2017	Jul. 31, 2017	Jun. 30, 2017	May 31, 2017	Apr. 30, 2017	Mar. 31, 2017	Feb. 28, 2017	Jan. 31, 2017	Dec. 31, 2016	Nov. 30, 2016	Oct. 31, 2016	Sep. 30, 2016	Aug. 31, 2016	Jul. 31, 2016	Jun. 30, 2016	May 31, 2016	Apr. 30, 2016	Mar. 31, 2016	Feb. 29, 2016	Jan. 31, 2016	Dec. 31, 2015	Nov. 30, 2015	Oct. 31, 2015	Sep. 30, 2015	Aug. 31, 2015	Jul. 31, 2015	Jun. 30, 2015	May 31, 2015	Apr. 30, 2015
C000200587
Account Value [Line Items]
Line Graph and Table Measure Name	Disciplined Large Cap Portfolio
Account Value	$ 22,739	$ 22,660	$ 24,177	$ 24,732	$ 23,859	$ 24,423	$ 22,861	$ 22,929	$ 22,466	$ 21,920	$ 21,671	$ 20,954	$ 19,906	$ 20,782		$ 20,003	$ 18,798	$ 18,387	$ 17,500	$ 16,146	$ 16,568	$ 17,278	$ 17,594	$ 17,023	$ 15,868	$ 15,774	$ 15,638	$ 15,199	$ 15,496	$ 14,506	$ 15,465	$ 14,663	$ 13,511	$ 14,882	$ 15,517	$ 14,215	$ 15,572	$ 15,484	$ 16,871	$ 16,321	$ 16,784	$ 17,665	$ 16,916	$ 17,050	$ 15,889	$ 16,685	$ 16,169	$ 15,796	$ 15,438	$ 15,359	$ 14,573	$ 13,923	$ 13,493	$ 13,534	$ 13,001	$ 11,688	$ 12,007	$ 12,488	$ 11,638	$ 11,091	$ 10,888	$ 10,408	$ 9,223	$ 10,577	$ 11,526	$ 11,548	$ 11,238	$ 10,825	$ 10,611	$ 10,343	$ 10,587	$ 10,433	$ 9,760	$ 10,482	$ 10,123	$ 9,972	$ 9,685	$ 8,943	$ 9,855	$ 9,647	$ 10,368	$ 10,342	$ 10,029	$ 9,716	$ 10,000
C000020606
Account Value [Line Items]
Line Graph and Table Measure Name	Large Cap Value Portfolio
Account Value	$ 25,196	25,527	26,236	26,313	25,094	26,634	25,423	25,742	25,752	24,784	23,647	23,655	22,738	23,574		22,365	22,054	22,124	20,818	19,096	19,747	20,700	21,269	20,592	18,985	19,773	19,407	19,808	20,448	19,150	19,695	18,513	16,843	18,424	19,268	18,216	19,729	19,239	20,471	20,318	20,414	20,418	19,029	20,112	19,205	19,936	19,649	19,421	19,938	19,504	18,535	17,397	16,255	16,656	15,768	13,704	13,684	14,048	13,337	12,658	12,622	12,171	10,926	13,996	15,342	15,869	15,431	14,823	14,543	14,015	14,385	14,149	13,066	14,025	13,430	13,378	12,915	11,646	13,161	12,612	13,574	13,543	13,373	12,931		$ 12,834	$ 12,928	$ 13,054	$ 13,224	$ 13,895	$ 13,289	$ 13,156	$ 12,804	$ 12,733	$ 12,529	$ 12,621	$ 12,480	$ 12,034	$ 11,952	$ 11,831	$ 11,698	$ 11,309	$ 11,112	$ 10,886	$ 10,226	$ 10,446	$ 10,539	$ 10,394	$ 9,977	$ 10,098	$ 10,035	$ 9,884	$ 9,235	$ 9,079	$ 9,629	$ 9,849	$ 9,791	$ 9,125	$ 9,415	$ 10,017	$ 9,936	$ 10,064	$ 10,000
C000248008
Account Value [Line Items]
Line Graph and Table Measure Name	Macro Strategies Portfolio
Account Value	$ 10,188	10,521	10,662	10,373	10,254	10,575	10,202	10,532	10,411	10,299	9,982	9,781	9,747	10,138	$ 10,000
C000020610
Account Value [Line Items]
Line Graph and Table Measure Name	Small Company Growth Portfolio
Account Value	$ 18,483	18,844	20,299	21,983	21,018	22,430	20,653	21,338	21,457	21,496	20,572	20,372	19,642	21,089		20,689	19,154	19,421	17,534	16,189	17,422	18,610	19,190	18,511	17,176	17,304	17,590	18,076	18,040	16,427	17,096	16,872	15,732	17,237	17,793	16,265	17,135	17,425	19,175	19,248	19,264	21,664	20,593	21,513	20,483	21,307	20,837	21,041	20,466	20,820	19,724	19,699	18,980	18,740	17,050	14,982	14,761	15,125	14,260	13,567	13,235	12,213	10,480	13,358	14,413	14,549	14,245	13,236	13,048	12,921	13,706	13,684	12,716	13,739	13,245	13,498	12,934	11,483	13,082	12,776	14,514	14,771	13,718	13,544		13,477	12,501	12,463	12,417	12,601	11,899	11,811	11,413	11,321	10,810	10,886	10,783	10,468	10,664	10,560	10,486	10,193	9,856	9,856	9,145	9,690	9,603	9,489	8,877	8,860	8,679	8,572	7,903	7,945	9,127	9,566	9,264	9,127	9,740	10,483	10,496	10,285	10,000
C000020611
Account Value [Line Items]
Line Graph and Table Measure Name	Small Company Value Portfolio
Account Value	$ 19,049	19,849	21,150	22,176	21,399	23,545	21,420	21,689	21,678	22,041	20,053	20,392	19,629	20,984		19,941	19,004	19,661	17,598	16,418	17,237	18,044	18,596	17,568	16,177	16,683	17,235	18,105	18,417	17,014	18,061	17,238	15,373	17,006	17,706	16,324	17,966	17,545	18,719	18,648	18,158	19,300	18,334	18,857	17,974	18,425	17,907	18,029	18,291	17,871	17,533	16,286	14,533	14,106	13,056	11,135	10,725	11,199	10,671	10,488	10,232	10,109	8,926	11,953	13,156	13,869	13,300	12,964	12,539	12,003	12,680	12,678	11,862	12,902	12,504	12,934	12,391	11,339	12,846	12,678	13,929	14,466	14,018	14,032		13,875	13,371	12,999	12,765	13,347	13,174	13,150	12,653	12,475	11,630	12,075	11,917	11,553	11,808	11,781	11,835	11,627	11,745	11,184	9,960	10,340	10,319	9,995	9,444	9,672	9,453	9,312	8,570	8,387	9,187	9,788	9,645	9,158	9,499	9,982	10,246	10,177	10,000
C000020629
Account Value [Line Items]
Line Graph and Table Measure Name	Class
Account Value	$ 11,814	11,772	11,771	11,511	11,446	11,638	11,507	11,799	11,639	11,480	11,221	11,113	10,919	11,192		11,086	11,242	11,255	10,842	10,359	10,536	10,808	10,870	10,880	10,909	11,021	10,960	10,697	10,973	10,607	10,659	10,276	10,416	10,882	11,184	10,929	11,118	11,059	11,497	11,841	11,982	12,241	12,273	12,254	12,269	12,370	12,388	12,252	12,157	12,142	12,046	12,194	12,364	12,450	12,422	12,274	12,317	12,316	12,399	12,192	12,078	11,971	11,694	11,857	11,667	11,436	11,446	11,450	11,425	11,482	11,201	11,168	11,031	10,848	10,846	10,637	10,639	10,531	10,355	10,297	10,377	10,439	10,381	10,377		10,377	10,313	10,396	10,339	10,440	10,558	10,511	10,524	10,521	10,566	10,479	10,432	10,433	10,358	10,282	10,282	10,210	10,186	10,167	10,425	10,502	10,487	10,502	10,430	10,239	10,244	10,201	10,105	10,043	9,914	9,952	9,981	9,967	9,895	9,933	9,857	9,962	10,000
C000020605
Account Value [Line Items]
Line Graph and Table Measure Name	Disciplined International Developed Markets Portfolio
Account Value	$ 18,645	17,865	17,812	17,201	16,417	16,870	16,908	17,806	17,755	17,134	16,638	17,013	16,155	16,642		16,087	15,723	15,808	14,930	13,765	14,262	14,757	15,312	14,936	14,253	14,829	14,462	14,031	14,411	13,340	13,585	11,984	11,285	12,411	13,184	12,548	13,829	13,537	14,468	14,461	14,939	15,429	14,675	15,350	14,931	15,439	15,203	15,090	15,356	14,776	14,342	14,000	13,665	13,815	13,201	11,520	12,002	12,297	11,698	11,365	10,924	10,366	9,658	11,356	12,355	12,381	12,054	11,837	11,479	11,346	11,363	11,432	10,735	11,045	10,561	10,460	10,183	9,575	10,123	10,131	10,811	10,774	10,879	10,491		10,750	11,004	10,864	10,998	11,648	10,855	10,822	10,632	10,491	10,287	10,262	9,928	9,821	9,399	9,055	8,735	8,739	8,298	8,294	8,618	9,042	8,941	8,933	8,714	8,903	8,920	8,819	8,366	8,555	9,151	9,340	9,235	8,588	9,004	9,790	9,857	10,164	10,000
C000020607
Account Value [Line Items]
Line Graph and Table Measure Name	Real Return Portfolio
Account Value	$ 13,984	13,833	14,065	13,882	13,721	14,100	13,622	13,886	13,677	13,407	13,136	12,845	12,484	12,990		12,643	12,552	12,633	12,246	11,880	11,990	12,227	12,340	12,263	12,203	12,412	12,354	12,051	12,249	11,949	12,110	11,784	11,511	12,266	12,587	12,046	12,546	12,689	12,954	12,997	12,930	13,251	13,041	12,981	12,767	12,911	12,893	12,618	12,564	12,419	12,203	12,106	12,235	12,250	12,095	11,862	11,956	12,029	11,919	11,576	11,465	11,322	10,903	11,328	11,417	11,282	11,196	11,165	11,160	11,238	11,035	10,983	10,824	10,788	10,725	10,530	10,507	10,224	10,343	10,305	10,512	10,564	10,571	10,566		10,509	10,484	10,461	10,371	10,595	10,613	10,456	10,428	10,382	10,406	10,327	10,246	10,337	10,327	10,307	10,314	10,269	10,160	10,109	10,295	10,404	10,327	10,423	10,333	10,070	10,128	10,038	9,757	9,641	9,552	9,641	9,699	9,558	9,609	9,763	9,782	9,942	10,000
ALLSPRING Index: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 21,267	21,411	22,737	23,182	22,472	23,181	21,735	21,896	21,452	20,995	20,612	19,993	19,091	19,969		19,345	18,352	18,151	17,237	15,766	16,196	17,006	17,340	16,740	15,670	15,610	15,445	15,043	15,403	14,410	15,307	14,547	13,445	14,819	15,393	14,073	15,358	15,378	16,895	16,364	16,787	17,836	17,160	17,426	16,322	17,089	16,615	16,338	15,945	15,873	15,095	14,572	14,131	14,194	13,583	12,110	12,377	12,844	11,977	11,333	11,080	10,517	9,287	10,768	11,729	11,741	11,412	10,994	10,762	10,577	10,797	10,639	9,940	10,628	10,220	10,073	9,731	8,962	9,881	9,687	10,457	10,440	10,086	9,762	10,000
ALLSPRING Index: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 30,174	30,377	32,259	32,889	31,883	32,888	30,837	31,065	30,435	29,787	29,243	28,365	27,085	28,332		27,447	26,037	25,752	24,455	22,369	22,978	24,127	24,602	23,751	22,233	22,146	21,913	21,342	21,853	20,445	21,717	20,639	19,075	21,025	21,840	19,966	21,789	21,819	23,970	23,217	23,817	25,305	24,347	24,723	23,157	24,245	23,573	23,181	22,623	22,520	21,416	20,675	20,048	20,138	19,271	17,181	17,560	18,223	16,992	16,079	15,720	14,922	13,177	15,278	16,640	16,658	16,191	15,598	15,269	15,006	15,318	15,094	14,103	15,079	14,500	14,291	13,806	12,714	14,019	13,744	14,836	14,812	14,309	13,850		13,760	13,382	13,331	13,604	14,125	13,418	13,285	12,893	12,618	12,318	12,294	12,066	11,959	11,837	11,713	11,705	11,286	11,077	10,865	10,400	10,630	10,613	10,586	10,182	10,161	9,982	9,921	9,268	9,271	9,826	10,032	9,976	9,246	9,524	10,135	9,969	10,138	10,000
ALLSPRING Index: Bloomberg U.S. TIPS Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. TIPS Index
Account Value	$ 10,642	10,629	10,561	10,336	10,204	10,368	10,318	10,507	10,351	10,271	10,091	10,012	9,843	10,012	10,000
ALLSPRING Index: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 30,174	30,377	32,259	32,889	31,883	32,888	30,837	31,065	30,435	29,787	29,243	28,365	27,085	28,332		27,447	26,037	25,752	24,455	22,369	22,978	24,127	24,602	23,751	22,233	22,146	21,913	21,342	21,853	20,445	21,717	20,639	19,075	21,025	21,840	19,966	21,789	21,819	23,970	23,217	23,817	25,305	24,347	24,723	23,157	24,245	23,573	23,181	22,623	22,520	21,416	20,675	20,048	20,138	19,271	17,181	17,560	18,223	16,992	16,079	15,720	14,922	13,177	15,278	16,640	16,658	16,191	15,598	15,269	15,006	15,318	15,094	14,103	15,079	14,500	14,291	13,806	12,714	14,019	13,744	14,836	14,812	14,309	13,850		13,760	13,382	13,331	13,604	14,125	13,418	13,285	12,893	12,618	12,318	12,294	12,066	11,959	11,837	11,713	11,705	11,286	11,077	10,865	10,400	10,630	10,613	10,586	10,182	10,161	9,982	9,921	9,268	9,271	9,826	10,032	9,976	9,246	9,524	10,135	9,969	10,138	10,000
ALLSPRING Index: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 30,174	30,377	32,259	32,889	31,883	32,888	30,837	31,065	30,435	29,787	29,243	28,365	27,085	28,332		27,447	26,037	25,752	24,455	22,369	22,978	24,127	24,602	23,751	22,233	22,146	21,913	21,342	21,853	20,445	21,717	20,639	19,075	21,025	21,840	19,966	21,789	21,819	23,970	23,217	23,817	25,305	24,347	24,723	23,157	24,245	23,573	23,181	22,623	22,520	21,416	20,675	20,048	20,138	19,271	17,181	17,560	18,223	16,992	16,079	15,720	14,922	13,177	15,278	16,640	16,658	16,191	15,598	15,269	15,006	15,318	15,094	14,103	15,079	14,500	14,291	13,806	12,714	14,019	13,744	14,836	14,812	14,309	13,850		13,760	13,382	13,331	13,604	14,125	13,418	13,285	12,893	12,618	12,318	12,294	12,066	11,959	11,837	11,713	11,705	11,286	11,077	10,865	10,400	10,630	10,613	10,586	10,182	10,161	9,982	9,921	9,268	9,271	9,826	10,032	9,976	9,246	9,524	10,135	9,969	10,138	10,000
ALLSPRING Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,651	11,606	11,601	11,351	11,292	11,479	11,359	11,648	11,494	11,331	11,073	10,969	10,786	11,066		10,964	11,121	11,152	10,741	10,276	10,440	10,713	10,781	10,789	10,828	10,947	10,881	10,611	10,893	10,568	10,616	10,239	10,374	10,842	11,157	10,891	11,065	10,994	11,427	11,754	11,887	12,148	12,180	12,144	12,147	12,253	12,276	12,141	12,056	12,017	11,922	12,073	12,250	12,339	12,322	12,202	12,257	12,263	12,363	12,181	12,105	12,049	11,838	11,908	11,698	11,477	11,485	11,491	11,456	11,518	11,227	11,202	11,063	10,870	10,868	10,663	10,669	10,557	10,366	10,305	10,387	10,454	10,387	10,385		10,398	10,324	10,401	10,335	10,434	10,556	10,507	10,521	10,515	10,565	10,471	10,426	10,437	10,357	10,278	10,283	10,215	10,195	10,180	10,427	10,507	10,513	10,525	10,459	10,275	10,272	10,233	10,140	10,068	9,932	9,964	9,990	9,989	9,921	9,936	9,867	9,976	10,000
ALLSPRING Index: MSCI ACWI ex USA Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Index (Net)
Account Value	$ 16,032	15,473	15,508	15,296	14,703	14,995	15,132	15,912	15,495	15,066	14,725	14,739	14,323	14,585		14,143	13,794	13,932	13,266	12,170	12,694	13,108	13,728	13,192	12,625	13,102	12,878	12,571	13,028	12,050	12,141	10,859	10,544	11,715	12,104	11,704	12,805	12,714	13,566	13,544	13,818	14,346	13,777	14,427	14,090	14,556	14,285	14,524	14,619	14,176	13,770	13,598	13,334	13,305	12,623	11,126	11,371	11,657	11,179	10,702	10,239	9,915	9,216	10,777	11,701	12,025	11,525	11,425	11,039	10,763	11,106	11,242	10,603	11,204	10,916	10,851	10,644	9,896	10,365	10,268	11,177	11,126	11,364	11,099		11,311	11,579	11,397	11,601	12,175	11,533	11,281	11,190	10,983	10,783	10,727	10,346	10,314	9,989	9,780	9,538	9,389	9,067	8,841	9,051	9,183	9,071	9,014	8,589	8,722	8,872	8,645	7,995	8,087	8,677	8,844	9,030	8,405	8,813	9,543	9,569	9,844	10,000
ALLSPRING Index: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 30,174	30,377	32,259	32,889	31,883	32,888	30,837	31,065	30,435	29,787	29,243	28,365	27,085	28,332		27,447	26,037	25,752	24,455	22,369	22,978	24,127	24,602	23,751	22,233	22,146	21,913	21,342	21,853	20,445	21,717	20,639	19,075	21,025	21,840	19,966	21,789	21,819	23,970	23,217	23,817	25,305	24,347	24,723	23,157	24,245	23,573	23,181	22,623	22,520	21,416	20,675	20,048	20,138	19,271	17,181	17,560	18,223	16,992	16,079	15,720	14,922	13,177	15,278	16,640	16,658	16,191	15,598	15,269	15,006	15,318	15,094	14,103	15,079	14,500	14,291	13,806	12,714	14,019	13,744	14,836	14,812	14,309	13,850		13,760	13,382	13,331	13,604	14,125	13,418	13,285	12,893	12,618	12,318	12,294	12,066	11,959	11,837	11,713	11,705	11,286	11,077	10,865	10,400	10,630	10,613	10,586	10,182	10,161	9,982	9,921	9,268	9,271	9,826	10,032	9,976	9,246	9,524	10,135	9,969	10,138	10,000
ALLSPRING Index: Russell 1000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 21,973	22,105	23,463	23,880	23,143	23,807	22,367	22,525	22,053	21,542	21,233	20,553	19,629	20,501		19,864	18,847	18,588	17,713	16,200	16,601	17,420	17,730	17,141	16,056	15,982	15,786	15,302	15,675	14,690	15,597	14,797	13,698	15,095	15,698	14,360	15,673	15,697	17,233	16,670	17,140	18,165	17,457	17,695	16,547	17,343	16,856	16,513	16,109	16,033	15,214	14,659	14,246	14,364	13,782	12,330	12,635	13,114	12,217	11,541	11,292	10,726	9,474	10,916	11,888	11,875	11,542	11,121	10,891	10,705	10,905	10,738	10,034	10,717	10,301	10,124	9,793	9,036	9,941	9,743	10,485	10,445	10,097	9,760	$ 10,000
ALLSPRING Index: Russell 1000® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Account Value	$ 22,313	23,015	23,672	23,576	22,533	24,188	22,736	22,989	22,674	22,082	21,008	21,207	20,556	21,473		20,450	19,723	19,703	18,668	17,359	17,994	18,716	19,235	18,582	17,424	18,123	17,854	17,937	18,592	17,676	18,419	17,335	15,723	17,235	17,764	16,659	18,254	17,906	18,976	18,455	18,672	19,117	17,983	18,640	17,739	18,379	18,021	17,878	18,086	17,673	16,993	16,049	15,134	15,274	14,710	12,966	13,139	13,470	12,935	12,443	12,526	12,111	10,887	13,131	14,539	14,859	14,461	14,027	13,834	13,357	13,762	13,649	12,735	13,610	13,144	13,061	12,656	11,742	12,990	12,613	13,302	13,276	13,082	12,584		12,553	12,479	12,438	12,661	13,295	12,801	12,616	12,242	12,153	11,804	11,943	11,786	11,597	11,608	11,630	11,750	11,342	11,262	10,987	10,394	10,557	10,579	10,498	10,202	10,114	9,960	9,755	9,099	9,102	9,597	9,808	9,771	9,085	9,368	9,962	9,918	10,120	10,000
ALLSPRING Index: Macro Strategies Blended Index
Account Value [Line Items]
Line Graph and Table Measure Name	Macro Strategies Blended Index
Account Value	$ 10,584	10,425	10,359	10,176	10,082	10,273	10,231	10,501	10,336	10,175	9,949	9,903	9,756	9,965	$ 10,000
ALLSPRING Index: Russell 2000® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Account Value	$ 18,579	18,698	20,233	21,702	21,037	22,912	20,410	20,684	20,413	20,642	19,080	19,112	18,140	19,653		19,119	17,682	18,268	16,315	14,953	16,203	17,347	18,300	17,482	16,144	16,141	16,331	16,744	16,927	15,396	16,452	16,188	14,785	16,246	16,400	14,749	15,722	16,025	18,266	18,183	18,104	20,906	20,814	21,882	20,904	21,737	21,349	22,156	21,163	21,786	21,321	22,013	21,310	20,330	18,592	15,805	15,686	16,029	15,141	14,638	14,096	12,879	11,210	13,856	14,934	15,100	14,762	13,941	13,556	13,668	14,284	14,146	13,134	14,187	13,768	13,956	13,110	11,753	13,308	13,103	15,001	15,360	14,460	14,216		14,105	13,270	13,257	13,081	13,464	12,959	12,944	12,583	12,391	11,751	11,765	11,665	11,277	11,381	11,175	11,044	10,780	10,607	10,465	9,605	10,242	10,096	9,990	9,377	9,420	9,173	9,083	8,436	8,497	9,529	10,006	9,653	9,134	9,750	10,550	10,507	10,367	10,000
ALLSPRING Index: Russell 2000® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Value Index
Account Value	$ 17,687	18,427	19,603	20,384	19,973	21,789	19,872	20,188	20,175	20,561	18,328	18,642	17,809	19,021		18,222	17,645	18,485	16,439	15,081	16,038	16,919	17,774	16,527	15,311	15,618	16,017	17,255	17,662	16,123	17,255	16,744	14,871	16,559	17,100	15,590	17,299	16,973	18,401	18,048	17,755	18,854	18,115	18,756	18,067	18,436	17,955	18,622	18,735	18,170	17,810	16,925	15,472	14,698	13,620	11,416	11,021	11,559	10,968	10,747	10,444	10,153	9,038	11,998	13,290	14,047	13,572	13,262	12,948	12,316	13,044	13,023	12,243	13,332	12,846	13,228	12,733	11,477	13,055	12,848	14,112	14,471	14,134	13,889		13,805	13,046	12,824	12,667	13,334	13,172	13,299	12,925	12,908	12,054	12,358	12,280	11,865	12,246	12,198	12,303	12,127	12,214	11,730	10,355	10,707	10,624	10,366	9,835	9,806	9,629	9,429	8,708	8,649	9,271	9,787	9,517	9,012	9,335	9,818	10,096	10,083	10,000
ALLSPRING Index: MSCI EAFE Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index (Net)
Account Value	$ 16,993	16,249	16,315	16,005	15,205	15,559	15,648	16,548	16,397	15,880	15,428	15,681	15,096	15,493		14,999	14,730	14,646	13,907	12,726	13,263	13,732	14,279	13,832	13,230	13,814	13,435	13,110	13,390	12,387	12,377	11,124	10,556	11,645	12,226	11,646	12,837	12,741	13,623	13,536	13,779	14,479	13,774	14,446	14,099	14,521	14,269	14,162	14,324	13,871	13,466	13,163	12,875	13,013	12,435	10,766	11,214	11,513	10,950	10,701	10,348	9,917	9,315	10,749	11,818	12,070	11,690	11,560	11,159	10,848	11,136	11,280	10,648	11,185	10,879	10,811	10,542	9,892	10,397	10,410	11,310	11,213	11,434	11,159		11,297	11,557	11,299	11,506	12,050	11,475	11,293	11,176	11,009	10,742	10,746	10,444	10,463	10,092	9,842	9,578	9,443	9,177	8,874	9,054	9,243	9,131	9,124	8,684	8,986	9,068	8,813	8,275	8,429	9,086	9,210	9,356	8,678	9,142	9,868	9,667	9,949	10,000
ALLSPRING Index: Real Return Blended Index
Account Value [Line Items]
Line Graph and Table Measure Name	Real Return Blended Index
Account Value	$ 13,459	13,472	13,758	13,674	13,425	13,710	13,309	13,516	13,288	13,081	12,851	12,619	12,262	12,632		12,408	12,233	12,166	11,712	11,373	11,456	11,671	11,776	11,762	11,801	11,944	11,931	11,596	11,757	11,546	11,665	11,455	11,315	12,117	12,448	11,928	12,318	12,442	12,701	12,942	12,832	13,097	13,056	12,940	12,795	12,887	12,910	12,575	12,499	12,349	12,179	12,202	12,402	12,361	12,221	12,085	12,164	12,209	12,077	11,806	11,675	11,640	11,325	11,528	11,371	11,137	11,095	11,078	11,050	11,202	10,942	10,903	10,810	10,634	10,599	10,408	10,409	10,271	10,215	10,167	10,315	10,424	10,350	10,400		10,358	10,314	10,320	10,213	10,313	10,402	10,308	10,295	10,273	10,339	10,230	10,185	10,282	10,287	10,226	10,232	10,184	10,099	10,109	10,306	10,348	10,291	10,338	10,249	10,040	10,112	10,077	9,899	9,790	9,647	9,724	9,733	9,709	9,767	9,842	9,821	9,918	10,000
ALLSPRING Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,651	$ 11,606	$ 11,601	$ 11,351	$ 11,292	$ 11,479	$ 11,359	$ 11,648	$ 11,494	$ 11,331	$ 11,073	$ 10,969	$ 10,786	$ 11,066		$ 10,964	$ 11,121	$ 11,152	$ 10,741	$ 10,276	$ 10,440	$ 10,713	$ 10,781	$ 10,789	$ 10,828	$ 10,947	$ 10,881	$ 10,611	$ 10,893	$ 10,568	$ 10,616	$ 10,239	$ 10,374	$ 10,842	$ 11,157	$ 10,891	$ 11,065	$ 10,994	$ 11,427	$ 11,754	$ 11,887	$ 12,148	$ 12,180	$ 12,144	$ 12,147	$ 12,253	$ 12,276	$ 12,141	$ 12,056	$ 12,017	$ 11,922	$ 12,073	$ 12,250	$ 12,339	$ 12,322	$ 12,202	$ 12,257	$ 12,263	$ 12,363	$ 12,181	$ 12,105	$ 12,049	$ 11,838	$ 11,908	$ 11,698	$ 11,477	$ 11,485	$ 11,491	$ 11,456	$ 11,518	$ 11,227	$ 11,202	$ 11,063	$ 10,870	$ 10,868	$ 10,663	$ 10,669	$ 10,557	$ 10,366	$ 10,305	$ 10,387	$ 10,454	$ 10,387	$ 10,385		$ 10,398	$ 10,324	$ 10,401	$ 10,335	$ 10,434	$ 10,556	$ 10,507	$ 10,521	$ 10,515	$ 10,565	$ 10,471	$ 10,426	$ 10,437	$ 10,357	$ 10,278	$ 10,283	$ 10,215	$ 10,195	$ 10,180	$ 10,427	$ 10,507	$ 10,513	$ 10,525	$ 10,459	$ 10,275	$ 10,272	$ 10,233	$ 10,140	$ 10,068	$ 9,932	$ 9,964	$ 9,990	$ 9,989	$ 9,921	$ 9,936	$ 9,867	$ 9,976	$ 10,000